ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued expenses	$ 4,969	$ 2,903
Employees and related liabilities	1,045	295
Government Institutions	11	98
Accrued expenses and other current liabilities	$ 6,025	$ 3,296	[1]

[1]	*Reclassified to conform to the current year presentation.